Document And Entity Information	3 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Entity Central Index Key	0001165320
Entity Registrant Name	GB SCIENCES INC
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Document Type	S-1
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	59-3733133
Entity Address, Address Line One	3550 W. Teco Avenue
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	866
Local Phone Number	721-0297
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false